Summary of Significant Accounting Policies - Schedule of basic and diluted net loss per ordinary share (Detail) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2025		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Numerator:
Allocation of net loss	$ (24,486)		$ (7,622,938)	$ (759,059)	$ (8,381,997)
Common Class A [Member]
Numerator:
Allocation of net loss			$ (5,336,057)		$ (5,134,689)
Denominator:
Weighted-average ordinary shares outstanding, Basic			23,000,000		14,867,403
Weighted-average ordinary shares outstanding, Diluted			23,000,000		14,867,403
Basic net income per ordinary share			$ (0.23)		$ (0.35)
Diluted net income per ordinary share			$ (0.23)		$ (0.35)
Common Class B [Member]
Numerator:
Allocation of net loss			$ (2,286,881)		$ (3,247,308)
Denominator:
Weighted-average ordinary shares outstanding, Basic	8,571,428	[1]	9,857,142		9,402,525
Weighted-average ordinary shares outstanding, Diluted	8,571,428	[1]	9,857,142		9,402,525
Basic net income per ordinary share	$ (0)		$ (0.23)		$ (0.35)
Diluted net income per ordinary share	$ (0)		$ (0.23)		$ (0.35)

[1]	Excludes 1,285,714 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).